MEMBERS’ EQUITY (DEFICIT) (Details Textual) - MG Cleaners Llc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Contribution By Limited Liability Company Llc			$ 71,898	$ 50,477
President [Member]
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid	$ 128,209	$ 95,307	$ 239,993	450,795
Membership Interest Acquired			100.00%
Noncontrolling Interest, Ownership Percentage by Parent	100.00%		100.00%
Contribution By Limited Liability Company Llc	$ 41,784	$ 20,856	$ 71,898	$ 50,477